Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000112720
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	EGLAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$83	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%	[1]
AssetsNet	$ 203,885,638
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,120,403
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

C000124015
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	EGLCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$120	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.40%	[2]
AssetsNet	$ 203,885,638
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,120,403
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

C000112721
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	EGLIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[3]
AssetsNet	$ 203,885,638
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,120,403
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

C000203318
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class N Shares
Trading Symbol	EGLNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[4]
AssetsNet	$ 203,885,638
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,120,403
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized